Derivative Liability	12 Months Ended
Jul. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

6. Derivative Liability

On October 23, 2015 (the “October Closing Date”), we completed a first closing of a private placement financing (the “2015 Private Placement Financing”), where we issued, among other securities, a warrant to purchase up to an aggregate of 6,666,666 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 8,666,666 shares of common stock with a term of six months (See Note 7).

On November 23, 2015 (the “November Closing Date’), we completed a second and final closing of the 2015 Private Placement Financing, where we issued, among other securities, a warrant to purchase up to an aggregate of 2,222,217 shares of common stock with a term of five years and a warrant to purchase up to an aggregate of 2,820,670 shares of common stock with a term of six months (See Note 7).

We accounted for the combined 20,376,219 warrants issued in connection with the 2015 Private Placement Financing in accordance with the accounting guidance for derivatives. The applicable accounting guidance sets forth a two-step model to be applied in determining whether a financial instrument is indexed to an entity’s own stock, which would qualify such financial instruments for a scope exception. This scope exception specifies that a contract that would otherwise meet the definition of a derivative financial instrument would not be considered as such if the contract is both (i) indexed to the entity’s own stock and (ii) classified in the stockholders’ equity section of the entity’s balance sheet. We determined the warrants were ineligible for equity classification due to anti-dilution provisions set forth therein.

During the fiscal year ended July 31, 2017, we received approximately $106,000 from the exercise of warrants to purchase 236,116 shares of common stock issued at the November Closing Date. The fair value on the exercise date was returned to additional paid in capital and is reflected in the settlement of warrant liability section on the table above.

During the fiscal year ended July 31, 2016, (i) all 2,820,670 of the six-month warrants issued in the second and final closing were exercised, (ii) the six-month warrants issued in the first closing expired and (iii) the five-year warrants issued in the first closing were cancelled. The fair value on the exercise date and the date of expiration and cancelation was returned to additional paid in capital and is reflected in the settlement of warrant liability section on the table above.

On the October Closing Date, the derivative liabilities were recorded at an estimated fair value of $7,008,000. Given that the fair value of the derivative liabilities exceeded the total proceeds of the private placement of $6,000,000, no net amounts were allocated to the common stock. The $1,008,000 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the October Closing Date. On the November Closing Date, the derivative liabilities were recorded at an estimated fair value of $2,859,000. Given that the fair value of the derivative liabilities issued on the November Closing Date exceeded the total proceeds of the private placement of $2,000,000, as of the November Closing Date, no net amounts were allocated to the common stock. The $859,000 amount by which the recorded liabilities exceeded the proceeds was charged to other expense at the November Closing Date.

As of July 31, 2017, we had a warrant liability of $1,853,000 related to the 1,986,101 warrants outstanding issued in connection with the November Closing Date of the 2015 Private Placement Financing. The following assumptions were used as inputs to the model at July 31, 2017: stock price of $1.25 per share and a warrant exercise price of $0.45 per share; our historical stock price volatility of 70.00%; risk free interest rate on U.S. treasury notes of 1.6%; warrant expiration of 3.3 years. In addition, as of the valuation date, management assessed the probabilities of future financings assumptions in the valuation model.

During the fourth quarter of 2012 we issued 132,420 warrants with derivative features pursuant to a Bridge Loan financing. During the year ended July 31, 2017, of the 9,709 warrants outstanding, there was a net exercise on 5,335 warrants which resulted in the issuance of 4,179 shares of our common stock. As these warrants were net exercised, as permitted under the respective warrant agreement, we did not receive any cash proceeds. The remaining 4,374 warrants issued in connection with the Bridge Loan expired during the year ended July 31, 2017. The fair value on the exercise date and the date of expiration was returned to additional paid in capital and is reflected in the settlement of warrant liability section on the table above.

As of July 31, 2017 and 2016, the total value of the derivative liabilities was $1,853,000 and $1,802,000, respectively. The change in fair value of the warrant liability for the year ended July 31, 2017 and 2016, was an increase of $277,000 and $5,481,000, respectively, which was recorded as a change in derivative liability in the consolidated statements of operations. We have revalued the derivative liabilities as of July 31, 2017, and will continue to do so on each subsequent balance sheet date until the securities to which the derivative liabilities relate are exercised or expire, with any changes in the fair value between reporting periods recorded as other income or expense.

Please see Note 12. Subsequent Events for a discussion of our tender offer to amend and exercise the outstanding warrants held by the investors participating in our 2014, 2015 and 2017 private placement financings.